Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 reportablesegments	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012 reportablesegments	Dec. 31, 2009
Significant Accounting Policies [Line Items]
Global reportable segments	3
International Retirement Plan - Discount Rate - Low	1.00%
International Retirement Plan - Expected Return on Plan Assets - Low	2.75%
International Retirement Plan - Discount Rate - High	4.00%
Executive Retirement Plan Discount Rate	3.50%
Rabbi Trust Assets	$ 21	$ 25
Expense related to matching contributions	63	65	64
Defined Benefit Plan, Benefit Obligation	268	249
Defined Benefit Plan, Fair Value of Plan Assets	130	115	113
Defined Benefit Plan, Actual Return on Plan Assets	11	0
Defined Benefit Plan, Contributions by Employer	20	17
Defined Benefit Plan, Benefits Paid	(13)	(13)
Defined Benefit Plan, Transfers Between Measurement Levels	0	(3)
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Benefit Obligation	(3)	1
Defined Benefit Plan, Amounts Recognized in Balance Sheet	138	134
Shipping, Handling and Transportation Costs	105	100	88
Foreign Currency Transaction Gain (Loss), before Tax	(18)	(12)	(9)
Equity Method Investments	16	7
Number of U.S. reporting units				6
Percent of finished goods at consignment	40.00%
Product Warranty Accrual	26	30	43		55
Product Warranty Expense	8	9	15
Product Warranty Accrual, Payments	(12)	(22)	(27)
Valuation Allowances and Reserves, Deductions	(7)	(13)	(15)
Depreciation	288	296	303
Accounts receivable 180 days past due	51
Accounts receivable 365 days past due	17
Number of international reporting units				4
Cost Method Investments	13	16
Notes receivable from portfolio companies	5	44
Deferred Tax Liabilities, Undistributed Foreign Earnings	11,041	10,346
Executive Retirement Plan Rate of Compensation Increase	3.00%
Guidant Retirement Plan Discount Rate	4.25%
Guidant Retirement Plan Expected Return in Plan Assets	7.50%
Guidant Supplemental Retirement Plan Discount Rate	4.00%
Guidant Healthcare Retirement Plan Discount Rate	1.75%
Guidant Healthcare Retirement Plan LT Cost Trend Rate	5.00%
International Retirement Plan Rate of Compensation Increase	3.00%
International Retirement Plan - Expected Return on Plan Assets - High	4.00%
Concentration Risk, Customer	0
Executive retirement plan [Member]
Significant Accounting Policies [Line Items]
Defined Benefit Plan, Benefit Obligation	13	14
Defined Benefit Plan, Fair Value of Plan Assets	0
Defined Benefit Plan, Amounts Recognized in Balance Sheet	13	14
Guidant retirement plan [Member]
Significant Accounting Policies [Line Items]
Defined Benefit Plan, Benefit Obligation	131	118
Defined Benefit Plan, Fair Value of Plan Assets	87	75
Defined Benefit Plan, Amounts Recognized in Balance Sheet	44	43
Guidant supplement retirement plan [Member]
Significant Accounting Policies [Line Items]
Defined Benefit Plan, Benefit Obligation	34	32
Defined Benefit Plan, Fair Value of Plan Assets	0
Defined Benefit Plan, Amounts Recognized in Balance Sheet	34	32
Guidant healthcare retirement benefit plan [Member]
Significant Accounting Policies [Line Items]
Defined Benefit Plan, Benefit Obligation	5	10
Defined Benefit Plan, Fair Value of Plan Assets	0
Defined Benefit Plan, Amounts Recognized in Balance Sheet	5	10
International retirement plans [Member]
Significant Accounting Policies [Line Items]
Defined Benefit Plan, Benefit Obligation	85	75
Defined Benefit Plan, Fair Value of Plan Assets	43	40
Defined Benefit Plan, Amounts Recognized in Balance Sheet	$ 42	$ 35
Minimum [Member] | Building and Building Improvements [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Minimum [Member] | Equipment [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Patents [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Useful Life	2 years
Minimum [Member] | Technology-related [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Useful Life	5 years
Minimum [Member] | Customer Relationships [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Useful Life	5 years
Maximum [Member] | Building and Building Improvements [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Maximum [Member] | Equipment [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Maximum [Member] | Patents [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Useful Life	20 years
Maximum [Member] | Technology-related [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Useful Life	25 years
Maximum [Member] | Customer Relationships [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Useful Life	25 years